Schedule of Investments (unaudited) December 31, 2019	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 2.6%
Eagle Materials Inc.(a)	12,268	$1,112,217
Martin Marietta Materials Inc.	18,418	5,150,409
Summit Materials Inc., Class A(b)	33,192	793,289
Vulcan Materials Co.	39,004	5,616,186

		12,672,101

Containers & Packaging — 8.1%
Amcor PLC(b)	477,439	5,175,439
AptarGroup Inc.	18,838	2,178,050
Avery Dennison Corp.	24,608	3,219,219
Ball Corp.	96,402	6,234,317
Berry Global Group Inc.(b)	38,928	1,848,691
Crown Holdings Inc.(b)	39,938	2,897,102
Graphic Packaging Holding Co.	85,533	1,424,124
Greif Inc., Class A, NVS	7,777	343,743
International Paper Co.	115,552	5,321,170
O-I Glass Inc.	46,043	549,293
Packaging Corp. of America	27,895	3,123,961
Sealed Air Corp.	45,534	1,813,619
Silgan Holdings Inc.	22,849	710,147
Sonoco Products Co.	29,498	1,820,617
Westrock Co.	75,999	3,261,117

		39,920,609

Energy Equipment & Services — 7.8%
Apergy Corp.(b)	22,784	769,644
Baker Hughes Co.	191,509	4,908,376
Core Laboratories NV	13,033	490,953
Dril-Quip Inc.(b)	10,620	498,184
Halliburton Co.	258,679	6,329,875
Helmerich & Payne Inc.	31,958	1,451,852
National Oilwell Varco Inc.	113,701	2,848,210
Oceaneering International Inc.(a)(b)	29,301	436,878
Patterson-UTI Energy Inc.	57,329	601,954
Schlumberger Ltd.	407,965	16,400,193
TechnipFMC PLC	123,840	2,655,130
Transocean Ltd.(a)(b)	169,491	1,166,098

		38,557,347

Metals & Mining — 11.0%
Agnico Eagle Mines Ltd.(a)	70,575	4,348,126
Alcoa Corp.(b)	54,681	1,176,188
B2Gold Corp.(a)	302,279	1,212,139
Barrick Gold Corp.(a)	523,893	9,739,171
Compass Minerals International Inc.	9,953	606,735
Franco-Nevada Corp.(a)	55,573	5,740,691
Freeport-McMoRan Inc.	427,569	5,609,705
Kinross Gold Corp.(a)(b)	369,363	1,750,781
Kirkland Lake Gold Ltd.	56,365	2,484,006
Newmont Goldcorp Corp.	241,598	10,497,433
Pan American Silver Corp.(a)	61,770	1,463,331
Royal Gold Inc.	19,330	2,363,092
Teck Resources Ltd., Class B(a)	143,295	2,489,034
Wheaton Precious Metals Corp.(a)	131,788	3,920,693
Yamana Gold Inc.	280,083	1,106,328

		54,507,453

Oil, Gas & Consumable Fuels — 69.8%
Apache Corp.	110,814	2,835,730
Cabot Oil & Gas Corp.	120,211	2,092,874
Cameco Corp.(a)	116,638	1,038,078

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.(a)	349,017	$11,290,700
Cenovus Energy Inc.(a)	300,539	3,050,471
Cheniere Energy Inc.(b)	68,316	4,172,058
Chevron Corp.	401,549	48,390,670
Cimarex Energy Co.	30,049	1,577,272
CNX Resources Corp.(b)	54,981	486,582
Concho Resources Inc.	59,241	5,187,734
ConocoPhillips	323,354	21,027,711
Continental Resources Inc./OK	25,175	863,503
Crescent Point Energy Corp.	162,067	724,439
CVR Energy Inc.	8,634	349,073
Delek U.S. Holdings Inc.	21,876	733,502
Devon Energy Corp.	114,045	2,961,749
Diamondback Energy Inc.	47,487	4,409,643
Enbridge Inc.	561,124	22,315,901
Encana Corp.(a)	382,808	1,795,370
Enerplus Corp.	65,497	466,994
EOG Resources Inc.	171,440	14,359,814
EQT Corp.	75,197	819,647
Equitrans Midstream Corp.	60,032	802,028
Exxon Mobil Corp.	678,248	47,328,145
Hess Corp.	76,325	5,099,273
HollyFrontier Corp.	43,755	2,218,816
Jagged Peak Energy Inc.(a)(b)	17,698	150,256
Kinder Morgan Inc./DE	574,017	12,151,940
Kosmos Energy Ltd.	106,136	604,975
Marathon Oil Corp.	235,731	3,201,227
Marathon Petroleum Corp.	191,349	11,528,777
Matador Resources Co.(a)(b)	32,191	578,472
Murphy Oil Corp.	44,018	1,179,682
Noble Energy Inc.	140,949	3,501,173
Occidental Petroleum Corp.	263,251	10,848,574
ONEOK Inc.	121,732	9,211,460
Parsley Energy Inc., Class A	82,879	1,567,242
PBF Energy Inc., Class A	30,019	941,696
PDC Energy Inc.(a)(b)	17,442	456,457
Pembina Pipeline Corp.	153,262	5,679,890
Phillips 66	130,948	14,588,917
Pioneer Natural Resources Co.	48,814	7,388,975
Suncor Energy Inc.	454,570	14,909,896
Targa Resources Corp.	68,599	2,800,897
TC Energy Corp.	275,356	14,679,228
Tellurian Inc.(a)(b)	27,261	198,460
Valero Energy Corp.	121,015	11,333,055
Vermilion Energy Inc.	45,955	751,824
Williams Companies Inc. (The)	357,178	8,472,262
World Fuel Services Corp.(a)	19,254	836,009
WPX Energy Inc.(a)(b)	122,809	1,687,396

		345,646,517

Paper & Forest Products — 0.4%
Domtar Corp.	16,838	643,885
Louisiana-Pacific Corp.	34,612	1,026,938
Norbord Inc.	13,788	368,553

		2,039,376

Total Common Stocks — 99.7% (Cost: $638,465,164)		493,343,403

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	23,379,867	$23,389,220
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	894,299	894,299

		24,283,519

Total Short-Term Investments — 4.9% (Cost: $24,278,236)		24,283,519

Total Investments in Securities — 104.6% (Cost: $662,743,400)		517,626,922

Other Assets, Less Liabilities — (4.6)%		(22,700,500)

Net Assets — 100.0%		$494,926,422

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,147,105	(10,767,238)	23,379,867	$23,389,220	$99,907	(a)	$2,655	$(1,555)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,102,336	(208,037)	894,299	894,299	13,259		—	—

				$24,283,519	$113,166		$2,655	$(1,555)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Energy Index	20	03/20/20	$1,246	$50,455
Russell 2000 E-Mini	3	03/20/20	250	3,452

				$53,907

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® North American Natural Resources ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$493,343,403	$—	$—	$493,343,403
Money Market Funds	24,283,519	—	—	24,283,519

	$517,626,922	$—	$—	$517,626,922

Derivative financial instruments(a)
Assets
Futures Contracts	$53,907	$—	$—	$53,907

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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